Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2023
Contingencies And Commitments [Abstract]
Summary of Provisions for Contingencies
The provisions for contingencies recorded are as follows:

	12.31.23	12.31.22
Other Contingencies	32,546,986	46,116,279
For Commercial Lawsuits/Legal matters	21,303,656	33,674,283
For Labor Lawsuits	1,804,458	3,378,250
For Claims and Credit Cards	403	1,255
For Guarantees Granted	2,302	7,169
For Other Contingencies	9,436,167	9,055,322
For Termination Benefits	8,091,078	17,432,824
Difference for Dollarization of Judicial Deposits—Communication “A” 4686	460,143	825,620
Total	41,098,207	64,374,723